Non-financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Non-financial assets and liabilities
Schedule of non financial assets and liabilities

(a)          Non-financial assets:

	December 31,	December 31,
	2017	2016
Advances to suppliers	$81.5	$110.3
Prepaid expenses	60.0	18.1
Deferred contract costs	20.0	—
Equity investment in joint ventures	27.4	—
	188.9	128.4
Current portion	(125.2)	(124.2)
	$63.7	$4.2

(b)          Non-financial liabilities:

	December 31,	December 31,
	2017	2016
Deferred revenue	$340.9	$11.9
Lease inducements	35.4	4.3
Lease liability acquired	6.7	9.9
Other	2.6	2.6
	385.6	28.7
Current portion	(209.2)	(12.9)
	$176.4	$15.8